CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES (Tables) - Convertible Promissory Notes Related Parties [Member]	9 Months Ended
Sep. 30, 2021
Debt Instrument [Line Items]
SCHEDULE OF CONVERTIBLE PROMISSORY NOTES RELATED PARTIES

The Company entered into convertible promissory notes as follows as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Convertible note at 5% interest, maturing December 31, 2022 convertible into common shares at $1.20 per share (two notes – one for $6,525,000 and one for $975,000) for the acquisition of Monster Creative, LLC (see Note 17)	$7,500,000	$-
	7,500,000	-
Less: Current portion	-	-
Total	$7,500,000	$-

SCHEDULE OF MATURITIES NOTES PAYABLE	Maturities of convertible promissory notes – related parties for the next two years as of September 30 are as follows:
2022	$-
2023	7,500,000
$7,500,000